COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Other non-financial liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other non-financial liabilities
Non financial liabilities	$ 12,146,102	$ 11,175,664
Payroll and social securities [member]
Other non-financial liabilities
Non financial liabilities	5,500,933	5,401,884
Sundry Creditors [member]
Other non-financial liabilities
Non financial liabilities	3,660,784	3,209,713
Revenue from contracts with customers [member]
Other non-financial liabilities
Non financial liabilities	188,665	262,069
Tax
Other non-financial liabilities
Non financial liabilities	1,802,458	1,900,826
Social security payment orders pending settlement [member]
Other non-financial liabilities
Non financial liabilities	894,809	297,448
Other
Other non-financial liabilities
Non financial liabilities	$ 98,453	$ 103,724